Eaton Vance

Floating-Rate Fund

January 31, 2021 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $5,384,097,777 and the Fund owned 87.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 3.324%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,512,505
Series 2018-1A, Class E, 6.224%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,935,080
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,963,505
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,174,957
Apidos CLO XX
Series 2015-20A, Class DR, 5.923%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,304,417
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 3.222%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,490,000
Series 2018-49A, Class E, 5.922%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,415,681
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 3.121%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,908,685
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,912,000
Babson CLO, Ltd.
Series 2015-1A, Class DR, 2.824%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,407,494
Series 2018-1A, Class C, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,405,627
Bain Capital Credit CLO
Series 2018-1A, Class D, 2.918%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,764,574
Series 2018-1A, Class E, 5.568%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,842,644
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 3.154%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,799,050
Series 2018-5BA, Class D, 6.174%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,367,441
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 5.824%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	5,049,237
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 2.824%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,445,618
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 3.923%, (3 mo. USD LIBOR + 3.70%), 1/17/32(1)(2)	2,000	2,002,892
Series 2018-16A, Class E, 6.923%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,251,355
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.841%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,750	1,753,012
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 3.114%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,465,037
Series 2018-1A, Class D, 5.864%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,269,881
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 3.321%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,445,953
Series 2016-3A, Class ER, 6.171%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,378,970
Series 2018-1A, Class D, 3.264%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,397,618
Series 2018-1A, Class E, 6.164%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,894,266
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,664,936

Security	Principal Amount (000’s omitted)	Value
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	$4,000	$3,834,952
Series 2016-2A, Class ER, 6.241%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,340,119
Series 2017-1A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,169,442
Series 2018-1A, Class D, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,943,257
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,638,441
Carlyle C17 CLO, Ltd.
Series C17A, Class CR, 3.014%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,879,543
Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,386,451
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 3.734%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,456,599
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,429,706
Series 2014-3RA, Class C, 3.163%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	953,408
Series 2014-3RA, Class D, 5.613%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	2,010,783
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,896,603
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,141,430
Dryden CLO, Ltd.
Series 2018-55A, Class D, 3.091%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,472,761
Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,911,400
Dryden Senior Loan Fund
Series 2015-41A, Class DR, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,866,124
Series 2015-41A, Class ER, 5.541%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,205,117
Series 2016-42A, Class DR, 3.171%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,485,630
Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,411,635
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,455,908
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 3.318%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,487,012
Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,416,003
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 4.074%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,510,706
Golub Capital Partners CLO 22B, Ltd.
Series 2015-22A, Class ER, 6.224%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,310,407
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class D, 3.524%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,892,685
Series 2018-37A, Class E, 5.974%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,428,902
ICG US CLO, Ltd.
Series 2018-2A, Class D, 3.322%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,959,562
Series 2018-2A, Class E, 5.972%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,810,891
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	501,427
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 6.318%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,495,154
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 3.323%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,501,398
Series 2016-22A, Class ER, 6.283%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,960,477
Neuberger Berman Loan Advisers CLO 28, Ltd.
Series 2018-28A, Class E, 5.824%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,916,513
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class D, 3.874%, (3 mo. USD LIBOR + 3.65%), 1/20/31(1)(2)	2,500	2,504,389
Series 2018-30A, Class E, 6.974%, (3 mo. USD LIBOR + 6.75%), 1/20/31(1)(2)	1,000	1,001,686
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.184%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,631,198

Security	Principal Amount (000’s omitted)	Value
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 7.724%, (3 mo. USD LIBOR + 7.50%), 11/20/27(1)(2)	$900	$899,981
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 3.423%, (3 mo. USD LIBOR + 3.20%), 10/17/31(1)(2)	2,500	2,502,020
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,959,349
Series 2018-1A, Class C, 2.723%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,958,425
Series 2018-1A, Class D, 5.373%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,933,678
Series 2018-2A, Class D, 5.826%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,965,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 3.341%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,490,588
Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,865,050
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 3.418%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,496,440
Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,412,961
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.718%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,850,053
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.924%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,755,770
Upland CLO, Ltd.
Series 2016-1A, Class CR, 3.124%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,384,523
Series 2016-1A, Class DR, 6.124%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,496,536
Vibrant CLO IX, Ltd.
Series 2018-9A, Class C, 3.424%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,368,243
Series 2018-9A, Class D, 6.474%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,169,153
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 3.474%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,784,632
Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,410,482
Voya CLO, Ltd.
Series 2015-3A, Class CR, 3.374%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,417,234
Series 2015-3A, Class DR, 6.424%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,232,419
Series 2016-3A, Class CR, 3.473%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,927,630
Series 2016-3A, Class DR, 6.303%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,199,581
Series 2018-1A, Class C, 2.823%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,819,702
Series 2018-2A, Class E, 5.491%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,420,215
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 3.124%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,997,122
Series 2015-1A, Class DR, 5.724%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,458,555
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 6.524%, (3 mo. USD LIBOR + 6.30%), 7/20/30(1)(2)	3,000	2,739,967

Total Asset-Backed Securities (identified cost $268,526,635)		$260,356,227

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.5%
IAP Global Services, LLC(3)(4)(5)(6)	950	$14,147,799
IAP Global Services, LLC(3)(4)(5)(6)	1,627	18,172,484

		$32,320,283

Security	Shares	Value
Automotive — 0.0%(7)
Dayco Products, LLC(5)(6)	88,506	$265,518

		$265,518

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(5)(6)	88,008	$5,280,480

		$5,280,480

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(5)(6)	338,679	$4,921,006

		$4,921,006

Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc., Class A(5)(6)	250,979	$501,958

		$501,958

Electronics/Electrical — 0.4%
Answers Corp.(3)(5)	906,100	$525,538
Software Luxembourg Holding S.A., Class A(5)(6)	142,964	25,733,520

		$26,259,058

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(5)(6)	705,631	$9,614,222

		$9,614,222

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., Class A(5)(6)	36,829	$257,803

		$257,803

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(5)(6)	498,342	$6,204,358
Fieldwood Energy, Inc.(5)(6)	51,241	5,124
Fieldwood Energy, Inc.(5)(6)	221,919	22,192
McDermott International, Ltd.(5)(6)	1,013,850	1,034,127
RDV Resources, Inc., Class A(3)(5)(6)	359,500	0
Samson Resources II, LLC, Class A(3)(5)(6)	435,055	2,827,858
Sunrise Oil & Gas, Inc., Class A(5)(6)	321,407	96,422

		$10,190,081

Publishing — 0.0%(7)
Tweddle Group, Inc.(3)(5)(6)	19,500	$27,690

		$27,690

Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(5)(6)	1,204,044	$2,396,048
Cumulus Media, Inc., Class A(5)(6)	551,505	4,787,063
Cumulus Media, Inc., Class B(5)(6)	93,069	807,839
iHeartMedia, Inc., Class A(5)(6)	512,034	7,444,974

		$15,435,924

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC(3)(5)(6)	272,023	$0
Phillips Pet Holding Corp.(3)(5)(6)	2,590	1,101,847

		$1,101,847

Security	Shares		Value
Utilities — 0.0%(7)
Longview Intermediate Holdings, LLC, Class A(3)(5)(6)		149,459	$1,201,650

			$1,201,650

Total Common Stocks (identified cost $124,564,921)			$107,377,520

Convertible Preferred Stocks — 0.0%(7)

Security	Shares		Value
Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)		38,060	$2,093,278

Total Convertible Preferred Stocks (identified cost $1,998,129)			$2,093,278

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.2%
Spirit AeroSystems, Inc.
5.50%, 1/15/25(1)		3,000	$3,150,000
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd.
8.00%, 9/20/25(1)		2,550	2,896,800
TransDigm, Inc.
8.00%, 12/15/25(1)		1,500	1,642,125
6.25%, 3/15/26(1)		1,500	1,588,432

			$9,277,357

Air Transport — 0.3%
Delta Air Lines, Inc.
7.00%, 5/1/25(1)		4,650	$5,395,106
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.50%, 10/20/25(1)		6,425	6,868,167
4.75%, 10/20/28(1)		6,425	7,123,723

			$19,386,996

Automotive — 0.2%
Clarios Global, L.P.
6.75%, 5/15/25(1)		2,100	$2,240,448
Clarios Global, L.P./Clarios US Finance Co.
6.25%, 5/15/26(1)		4,325	4,607,942
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(1)(2)	EUR	6,000	7,332,266
7.875%, 1/15/29(1)		450	507,096

			$14,687,752

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(1)		2,975	$3,072,996
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 5/15/28(1)		3,150	3,436,099

Security	Principal Amount* (000’s omitted)		Value
Forterra Finance, LLC/FRTA Finance Corp.
6.50%, 7/15/25(1)		900	$960,188
Winnebago Industries, Inc.
6.25%, 7/15/28(1)		900	971,437

			$8,440,720

Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(1)		2,075	$2,225,334
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(1)		7,900	8,413,500
5.75%, 4/15/26(1)		15,225	16,687,361
Sabre GLBL, Inc.
9.25%, 4/15/25(1)		2,525	2,998,942
7.375%, 9/1/25(1)		2,125	2,292,875

			$32,618,012

Cable and Satellite Television — 0.1%
Altice France S.A.
5.125%, 1/15/29(1)		1,300	$1,343,062
Virgin Media Secured Finance PLC
4.50%, 8/15/30(1)		6,500	6,737,250

			$8,080,312

Chemicals and Plastics — 0.2%
INEOS Finance PLC
3.375%, 3/31/26(1)	EUR	1,250	$1,568,589
INEOS Quattro Finance 2 PLC
3.375%, 1/15/26(1)		3,050	3,067,156
Tronox, Inc.
6.50%, 5/1/25(1)		7,000	7,516,250

			$12,151,995

Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
4.00%, 10/15/27(1)		5,150	$5,187,080

			$5,187,080

Cosmetics/Toiletries — 0.0%(7)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26(1)		1,075	$1,097,844

			$1,097,844
Diversified Financial Services — 0.1%
AG Issuer, LLC
6.25%, 3/1/28(1)		4,225	$4,425,223

			$4,425,223

Drugs — 0.2%
Bausch Health Companies, Inc.
5.50%, 11/1/25(1)		8,975	$9,250,532

			$9,250,532

Security	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
4.25%, 6/1/25(1)	5,300	$5,482,188

		$5,482,188

Electronics/Electrical — 0.2%
LogMeIn, Inc.
5.50%, 9/1/27(1)	4,300	$4,504,250
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 9/1/25(1)	6,450	6,635,437

		$11,139,687

Entertainment — 0.0%(7)
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(1)	2,125	$2,293,672

		$2,293,672

Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(1)	8,200	$9,281,375

		$9,281,375

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(1)	12,550	$12,950,031

		$12,950,031

Health Care — 0.1%
CHS/Community Health Systems, Inc.
4.75%, 2/15/31(1)(8)	2,200	$2,202,750
RP Escrow Issuer, LLC
5.25%, 12/15/25(1)	2,150	2,233,313

		$4,436,063

Industrial Equipment — 0.0%(7)
Clark Equipment Company
5.875%, 6/1/25(1)	1,050	$1,113,656

		$1,113,656

Insurance — 0.0%(7)
NFP Corp.
7.00%, 5/15/25(1)	500	$540,938

		$540,938

Leisure Goods/Activities/Movies — 0.0%(7)
SeaWorld Parks & Entertainment, Inc.
8.75%, 5/1/25(1)	2,125	$2,293,672

		$2,293,672

Machinery — 0.1%
Vertical U.S. Newco, Inc.
5.25%, 7/15/27(1)	4,150	$4,343,432

		$4,343,432

Security	Principal Amount* (000’s omitted)	Value
Oil and Gas — 0.2%
CITGO Petroleum Corporation
7.00%, 6/15/25(1)	10,525	$10,687,348

		$10,687,348

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(1)	1,500	$1,213,125
iHeartCommunications, Inc.
6.375%, 5/1/26	2,896	3,090,254
8.375%, 5/1/27	5,248	5,607,619
5.25%, 8/15/27(1)	2,125	2,207,131
4.75%, 1/15/28(1)	2,550	2,608,497

		$14,726,626

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer
5.875%, 10/1/28(1)	6,425	$6,742,234

		$6,742,234

Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28(1)(8)	1,300	$1,300,000

		$1,300,000

Software and Services — 0.1%
Boxer Parent Co., Inc.
7.125%, 10/2/25(1)	4,225	$4,574,830

		$4,574,830

Telecommunications — 0.4%
Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd.
8.75%, 5/25/24(1)	6,325	$6,601,719
Lumen Technologies, Inc.
4.00%, 2/15/27(1)	6,750	6,988,895
VMED O2 UK Financing I PLC
4.25%, 1/31/31(1)	8,550	8,551,795

		$22,142,409

Utilities — 0.0%(7)
Calpine Corp.
5.25%, 6/1/26(1)	2,245	$2,319,265

		$2,319,265

Total Corporate Bonds & Notes (identified cost $228,068,301)		$240,971,249

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	725,000	$33,277,500

Total Exchange-Traded Funds (identified cost $33,233,902)		$33,277,500

Preferred Stocks — 0.0%(7)

Security	Shares		Value
Financial Services — 0.0%(7)
DBI Investors, Inc., Series A-1(3)(5)(6)		13,348	$356,792

			$356,792

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		17,394	$821,867

			$821,867

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(5)(6)		7,852	$209,884
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(5)(6)		31,998	855,306

			$1,065,190

Total Preferred Stocks (identified cost $2,590,558)			$2,243,849

Senior Floating-Rate Loans — 88.2%(9)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,194	$1,349,827
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,656	5,699,876
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 17, 2027	EUR	2,850	3,473,748
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027		4,193	4,204,450
Dynasty Acquisition Co., Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		7,984	7,708,708
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		14,845	14,333,195
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(10)		5,526	5,501,485
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		6,910	5,529,595
Spirit Aerosystems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 15, 2025		3,025	3,070,375
TransDigm, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,531	28,117,106
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,384	6,293,008
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,121	33,577,649
WP CPP Holdings, LLC
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(11)		19,661	18,964,882

			$137,823,904

Air Transport — 0.4%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,071	$3,185,654

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		5,850	$6,246,501
SkyMiles IP, Ltd.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		14,625	15,366,298

			$24,798,453

Automotive — 3.6%
Adient US, LLC
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing May 6, 2024(11)		2,733	$2,744,478
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		17,552	17,512,991
Autokiniton US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,238	9,284,316
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		17,967	10,574,473
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(11)		8,856	8,817,354
Clarios Global, L.P.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,240	22,254,331
Term Loan, Maturing April 30, 2026(12)	EUR	16,500	20,001,321
CS Intermediate Holdco 2, LLC
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,057	4,867,572
Dayco Products, LLC
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		10,945	9,467,569
Garrett LX III S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	4,625	5,529,034
Garrett Motion, Inc.
DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021		1,157	1,162,340
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,945,601
IAA, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	6,090,034
Les Schwab Tire Centers
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		18,475	18,578,922
Tenneco, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,492	34,193,550
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,518	9,549,360
TI Group Automotive Systems, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024		12,655	12,683,875
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	7,625	9,322,352

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Truck Hero, Inc.
Term Loan, Maturing January 31, 2028(12)		8,625	$8,651,953
Visteon Corporation
Term Loan, 1.89%, (USD LIBOR + 1.75%), Maturing March 25, 2024(11)		2,217	2,202,327

			$221,433,753

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		11,091	$11,111,272
Clipper Acquisitions Corp.
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,901	12,901,000

			$24,012,272

Building and Development — 2.8%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		3,655	$3,761,956
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		1,907	1,911,597
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		21,848	21,813,546
American Residential Services, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		4,150	4,172,045
APi Group DE, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		13,662	13,721,771
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		2,150	2,157,392
Core & Main L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		1,322	1,323,179
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		6,764	6,782,602
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		28,703	28,613,479
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	3,850	4,695,526
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	7,500	9,147,130
Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027		4,578	4,606,999
MI Windows and Doors, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 18, 2027		3,250	3,277,424
Northstar Group Services, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026		8,950	8,972,375
Park River Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing December 28, 2027		4,750	4,766,330
Quikrete Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		4,347	4,345,176

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,486	$17,529,635
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		3,600	3,589,797
Werner FinCo L.P.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		4,704	4,692,228
White Cap Buyer, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		15,411	15,495,305
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		7,952	7,819,316

			$173,194,808

Business Equipment and Services — 6.9%
Adevinta ASA
Term Loan, Maturing October 13, 2027(12)		2,175	$2,178,626
Term Loan, Maturing October 13, 2027(12)	EUR	8,075	9,854,534
Adtalem Global Education, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,436	4,425,159
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,418	6,968,605
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,774	10,656,249
Term Loan, Maturing January 28, 2028(12)	EUR	3,525	4,267,068
Term Loan, Maturing February 4, 2028(12)		11,225	11,196,937
Allied Universal Holdco, LLC
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		6,115	6,125,571
Amentum Government Services Holdings, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing January 29, 2027		9,527	9,491,398
AppLovin Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,758	26,808,175
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		5,335	5,363,025
ASGN Incorporated
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	576,977
Asplundh Tree Expert, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		8,429	8,472,992
Belfor Holdings, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		2,160	2,168,000
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		5,846	5,896,817
Bracket Intermediate Holding Corp.
Term Loan, 4.49%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		8,979	8,951,035
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		8,047	7,975,527

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026		8,175	$8,220,984
Ceridian HCM Holding, Inc.
Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		10,190	10,171,278
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		4,684	4,648,724
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		2,313	2,329,074
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(11)		3,740	3,746,244
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		17,344	17,353,410
First Advantage Holdings, LLC
Term Loan, Maturing January 31, 2027(12)		3,175	3,172,022
Garda World Security Corporation
Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		7,695	7,723,989
Greeneden U.S. Holdings II, LLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 1, 2027	EUR	1,250	1,525,280
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027		6,000	6,030,000
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		19,235	19,298,610
Intrado Corp.
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024(11)		3,851	3,766,203
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(11)		4,935	4,860,691
IRI Holdings, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		22,393	22,389,114
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing December 1, 2025		6,284	6,502,942
Iron Mountain, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		8,858	8,825,254
Ivanti Software, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027		18,500	18,714,729
Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), Maturing December 1, 2028		5,000	5,050,000
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		3,327	3,321,080
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		20,059	19,526,074
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		4,425	4,256,297
LGC Group Holdings, Ltd.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing April 21, 2027	EUR	2,275	2,736,668

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2027		3,060	$3,057,096
Lummas Technology Holdings
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027		6,160	6,189,812
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,146	16,117,303
PGX Holdings, Inc.
Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		7,459	7,123,665
Pike Corporation
Term Loan, Maturing January 15, 2028(12)		1,467	1,470,791
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing January 21, 2028		1,933	1,937,709
Prime Security Services Borrower, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 23, 2026		898	903,079
Rockwood Service Corporation
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,268	4,290,868
Sabre GLBL, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 17, 2027		2,800	2,833,250
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	3,576,182
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,028	31,033,346
STG-Fairway Holdings, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027		4,776	4,781,970
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		4,676	4,676,442
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,504	1,500,646
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	4,975	6,005,712
Term Loan, 4.53%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,675	11,715,191

			$422,758,424

Cable and Satellite Television — 4.3%
Altice France S.A.
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,484	$4,482,732
Term Loan, 4.13%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,422	6,436,857
Charter Communications Operating, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,739	6,738,693
CSC Holdings, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,732	25,652,035
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,194
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,345	8,334,071
Numericable Group S.A.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,022	20,852,921
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,153	8,603,243

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telenet Financing USD, LLC
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		32,325	$32,148,958
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	6,059,890
UPC Broadband Holding B.V.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,441,362
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	6,000	7,315,432
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	6,000	7,315,432
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		14,650	14,685,614
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		14,650	14,685,614
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	2,350	2,839,365
Virgin Media Bristol, LLC
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	39,182,939
Term Loan, Maturing January 31, 2029(12)		500	501,125
Virgin Media SFA Finance Limited
Term Loan, 3.28%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	11,057,079
Term Loan, 3.28%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	811,529
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	14,098,696
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	21,035,945

			$260,283,726

Chemicals and Plastics — 3.9%
Aruba Investments, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 24, 2027	EUR	3,450	$4,197,213
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027		5,125	5,169,844
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,013	29,967,652
Caldic B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	500	598,280
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 18, 2024	EUR	2,166	2,592,214
Charter NEX US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing December 1, 2027		3,200	3,227,142
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,841	3,437,940
Colouroz Investment 1 GmbH
Term Loan, 5.75%, (EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, Maturing September 21, 2023(11)	EUR	1,969	2,324,180
Element Solutions, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,417	4,413,752
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		3,774	3,790,878
Ferro Corporation
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,728	3,725,587
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,809	3,806,578
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		5,274	5,270,452

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group GmbH
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(11)		2,685	$2,584,009
Flint Group US, LLC
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(11)		16,240	15,631,136
Gemini HDPE, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing December 31, 2027		5,300	5,273,500
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	7,564	9,213,711
INEOS 226 Limited
Term Loan, Maturing January 11, 2026(12)	EUR	24,900	30,101,711
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,396,573
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		2,130	2,134,914
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,340	7,658,641
INEOS Styrolution US Holding, LLC
Term Loan, Maturing January 21, 2026(12)		17,850	17,933,681
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	526	637,330
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	3,425	4,170,044
NIC Acquisition Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 29, 2027		11,675	11,718,781
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,085	3,863,684
PQ Corporation
Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		11,775	11,785,700
Pregis TopCo Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing August 1, 2026		1,375	1,385,313
Rohm Holding GmbH
Term Loan, 5.23%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		9,962	9,808,533
Solenis Holdings, LLC
Term Loan, Maturing June 26, 2025(12)		1,150	1,148,576
Term Loan, Maturing June 26, 2025(12)	EUR	1,750	2,134,330
Starfruit Finco B.V.
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,882	9,865,419
Tronox Finance, LLC
Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(11)		6,271	6,280,904
Univar, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,887,053

			$241,135,255

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.1%
Protective Industrial Products, Inc.
Term Loan, Maturing January 20, 2028(12)		4,900	$4,900,000
Samsonite International S.A.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,767	2,751,764

			$7,651,764

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		1,905	$1,905,002

			$1,905,002

Containers and Glass Products — 1.3%
Berry Global, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,210	$7,215,515
BWAY Holding Company
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		5,699	5,604,221
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		23,735	23,801,722
Term Loan, 3.24%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025		10,407	10,353,204
Libbey Glass, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing November 12, 2025		7,456	6,983,817
Proampac PG Borrower, LLC
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing November 3, 2025(11)		5,830	5,864,453
Reynolds Group Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		16,141	16,165,089
TricorBraun Holdings, Inc.
Term Loan, Maturing February 3, 2028(12)		813	808,485
Term Loan, Maturing February 3, 2028(12)		3,612	3,594,390

			$80,390,896

Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan, Maturing December 22, 2026(12)		9,950	$9,950,000
Term Loan, Maturing December 22, 2026(12)		9,950	10,024,625

			$19,974,625

Drugs — 4.4%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$2,226,493
Akorn, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		8,288	8,340,165
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(11)		3,691	3,707,502
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024(11)		1,775	1,791,085

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alkermes, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,644	$18,643,590
Amneal Pharmaceuticals, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		22,876	22,703,968
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		4,795	4,711,509
Bausch Health Companies, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		35,276	35,393,021
Cambrex Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing December 4, 2026		2,000	2,007,500
Elanco Animal Health Incorporated
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		1,464	1,462,699
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		21,129	21,063,395
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,015	36,001,405
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		7,802	7,806,948
Mallinckrodt International Finance S.A.
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		47,555	44,969,574
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		10,942	10,331,857
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	6,619,268
PPD, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing January 13, 2028		39,530	39,730,733

			$267,510,712

Ecological Services and Equipment — 0.4%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		17,360	$17,359,899
GFL Environmental, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025		500	502,991
TruGreen Limited Partnership
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027		4,100	4,125,625
US Ecology Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,574	2,578,291

			$24,566,806

Electronics/Electrical — 15.7%
Applied Systems, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024		26,604	$26,678,712
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		3,279	3,314,137

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		13,755	$13,744,025
Term Loan - Second Lien, Maturing April 23, 2027(12)		1,000	1,061,500
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,831	5,889,247
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		1,921	1,928,760
Banff Merger Sub, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,425	36,417,242
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,381	4,120,962
Barracuda Networks, Inc.
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		2,925	2,983,500
Buzz Merger Sub, Ltd.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,091	4,086,212
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		1,621	1,622,964
Cambium Learning Group, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		6,309	6,333,876
Castle US Holding Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		4,844	4,804,349
Celestica, Inc.
Term Loan, 2.25%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		3,988	3,967,625
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,098	3,093,628
Cloudera, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027		4,300	4,306,717
CommScope, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,857	19,864,542
Cornerstone OnDemand, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		12,937	13,027,124
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		9,548	9,576,220
Cvent, Inc.
Term Loan, Maturing November 29, 2024(12)		4,936	4,778,942
Delta TopCo, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027		11,150	11,227,905
E2open, LLC
Term Loan, Maturing October 29, 2027(12)		6,225	6,273,630
ECI Macola/Max Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027		8,150	8,205,012
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		17,067	17,237,226
Energizer Holdings, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing December 22, 2027		7,711	7,730,135

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Epicor Software Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 30, 2027		23,109	$23,261,799
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		33,718	33,146,388
Fiserv Investment Solutions, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,972	6,013,555
Gainwell Acquisition Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		20,925	21,003,469
GlobalLogic Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027		5,536	5,574,186
Go Daddy Operating Company, LLC
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		46,182	46,214,301
Grab Holdings, Inc.
Term Loan, Maturing January 29, 2026(12)		20,925	21,009,997
Hyland Software, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024		60,930	61,272,396
Imprivata, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027		9,100	9,122,750
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	2,407	2,924,437
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		50,379	50,337,259
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(13)		4,675	4,797,719
LogMeIn, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		10,225	10,226,595
MA FinanceCo., LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		2,777	2,758,158
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing June 21, 2024	EUR	2,500	3,013,647
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	5,615	6,907,390
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		14,062	14,266,622
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		7,524	7,451,162
Marcel LUX IV S.a.r.l.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,203	2,189,430
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	3,215,906
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 31, 2027		3,275	3,279,094
Mirion Technologies, Inc.
Term Loan, 4.26%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,261	5,274,152
NCR Corporation
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		9,066	9,066,312
PointClickCare Technologies, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing December 29, 2027		4,300	4,310,750
Recorded Books, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		2,258	2,262,920

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	11,820	$11,973,059
Renaissance Holding Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	2,744	2,717,483
Term Loan - Second Lien, 7.12%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	2,177,719
Seattle Spinco, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	18,753	18,626,523
SkillSoft Corporation
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	4,620	4,752,820
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	15,264	15,226,232
SolarWinds Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,672	25,982,633
Solera, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,655	27,582,094
Sophia L.P.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027	1,250	1,256,562
Sparta Systems, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	3,386	3,386,250
SS&C European Holdings S.a.r.l.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	6,091	6,069,057
SS&C Technologies, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	7,998	7,970,081
SurveyMonkey, Inc.
Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,216	13,215,992
Symplr Software, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing December 22, 2027	6,300	6,329,925
Syncsort Incorporated
Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	15,931	16,018,604
Tibco Software, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	30,506	30,531,879
Term Loan - Second Lien, 7.38%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,975,543
TTM Technologies, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	1,605	1,607,788
Uber Technologies, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	17,931	17,985,007
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	29,847	30,011,838
Ultimate Software Group, Inc. (The)
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	20,873	20,985,117
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing May 4, 2026	32,749	32,930,451
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	2,000	2,080,000
Ultra Clean Holdings, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	8,729	8,685,490

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valkyr Purchaser, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027		6,200	$6,200,000
Verifone Systems, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		14,017	13,699,005
Verisure Holding AB
Term Loan, Maturing January 15, 2028(12)	EUR	5,450	6,623,660
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		19,328	19,458,305
VS Buyer, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		10,347	10,372,679
Vungle, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		6,419	6,438,809
Weld North Education, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 21, 2027		4,000	4,006,668

			$961,051,859

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$21,565,566
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027		12,925	13,009,374
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	4,550	5,532,004
Fly Funding II S.a.r.l.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing October 8, 2025		8,591	8,601,989

			$48,708,933

Financial Intermediaries — 2.5%
Aretec Group, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		18,803	$18,840,356
Citco Funding, LLC
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		14,932	14,978,202
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(14)		27,404	8,906,207
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,942	2,943,651
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,450	9,052,245
FB Income Advisor, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,378	6,378,176
FinCo I, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		6,260	6,260,826
Focus Financial Partners, LLC
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		13,213	13,191,356

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		3,731	$3,731,250
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,013	12,882,383
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		24,681	24,695,956
LPL Holdings, Inc.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,236	16,262,384
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,213,928
Victory Capital Holdings, Inc.
Term Loan, 2.74%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		8,655	8,652,021
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		4,403	4,424,895

			$152,413,836

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		20,589	$20,593,665
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,127	3,142,044
B&G Foods, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		3,831	3,845,927
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,915	4,693,753
Froneri International, Ltd.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		18,333	18,265,392
Term Loan - Second Lien, 5.87%, (1 mo. USD LIBOR + 5.75%), Maturing January 31, 2028		1,000	1,010,625
H Food Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		8,604	8,587,948
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,635	5,642,923
HLF Financing S.a.r.l.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,756	10,791,280
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	26,139,399
JBS USA LUX S.A.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		52,760	52,826,200
Nomad Foods Europe Midco Limited
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,627	10,638,549
Shearer’s Foods, Inc.
Term Loan, 4.75%, (USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027(11)		2,918	2,930,817

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	$12,867,104
Term Loan, 4.05%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,724,886
UTZ Quality Foods, LLC
Term Loan, Maturing January 13, 2028(12)		1,075	1,082,167
Valeo F1 Company Limited (Ireland)
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 27, 2027	EUR	6,000	7,281,297

			$193,063,976

Food Service — 1.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		35,212	$35,018,123
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		3	2,552
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027		25,150	25,317,675
KFC Holding Co.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		777	778,562

			$61,116,912

Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.38%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		3,736	$3,801,226
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	5,423,410
Term Loan, 5.27%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	11,695,266

			$20,919,902

Forest Products — 0.0%(7)
Clearwater Paper Corporation
Term Loan, 3.24%, (USD LIBOR + 3.00%), Maturing July 26, 2026(11)		1,497	$1,508,374

			$1,508,374

Health Care — 7.2%
AI Sirona (Luxembourg) Acquisition S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 29, 2025	EUR	1,000	$1,216,735
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,195	7,511,835
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		5,717	2,687,044
athenahealth, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,434	16,509,555
Term Loan, Maturing February 11, 2026(12)		4,225	4,246,125
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		5,151	5,171,243
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027		2,825	2,845,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		10,469	$10,468,993
Biogroup-LCD
Term Loan, Maturing January 28, 2028(12)	EUR	1,650	2,004,998
BW NHHC Holdco, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,969	12,816,549
Cano Health, LLC
Term Loan, 0.50%, Maturing November 19, 2027(10)		2,385	2,385,038
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing November 19, 2027		6,540	6,541,818
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	10,370	12,280,307
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		5,408	5,434,789
Dedalus Finance GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	5,700	6,949,660
Term Loan, Maturing August 16, 2027(12)	EUR	8,175	9,967,276
Elsan S.A.S.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2024	EUR	2,500	3,035,479
Ensemble RCM, LLC
Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,061	5,078,337
Envision Healthcare Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		47,668	41,018,446
eResearchTechnology, Inc.
Term Loan, Maturing February 4, 2027(12)		2,200	2,213,356
Gentiva Health Services, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		21,455	21,501,822
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,400	4,407,000
Hanger, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,816	11,830,645
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		11,982	12,025,693
IQVIA, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		9,993	10,005,877
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,502	13,519,232
Medical Solutions, LLC
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,636	10,668,808
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		18,309	18,320,104
National Mentor Holdings, Inc.
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing March 9, 2026(11)		6,807	6,830,111
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		304	305,536
Term Loan, Maturing March 9, 2026(12)		55	55,012
Term Loan, Maturing March 9, 2026(12)		1,453	1,457,821

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Navicure, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		5,566	$5,593,579
nThrive, Inc.
Term Loan, Maturing January 15, 2028(12)		6,750	6,775,313
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		10,972	10,706,372
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		21,919	21,896,488
PetVet Care Centers, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing February 14, 2025		250	251,250
Term Loan, Maturing February 14, 2025(12)		1,025	1,029,805
Phoenix Guarantor, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,300	19,371,928
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		4,150	4,172,306
Radiology Partners, Inc.
Term Loan, 4.80%, (USD LIBOR + 4.25%), Maturing July 9, 2025(11)		7,881	7,845,516
RadNet, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		6,387	6,401,869
Select Medical Corporation
Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), Maturing March 6, 2025		27,023	26,994,431
Sotera Health Holdings, LLC
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing December 11, 2026		4,300	4,305,375
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		12,817	12,762,216
Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,787	1,837,415
Synlab Bondco PLC
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing July 31, 2027	EUR	2,125	2,585,240
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,200	6,754,173
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		7,733	7,630,623
US Radiology Specialists, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027		5,700	5,744,528
Verscend Holding Corp.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		17,178	17,221,165

			$441,190,436

Home Furnishings — 1.0%
Mattress Firm, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027		5,900	$5,966,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		13,603	$13,845,593
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		44,929	41,615,463

			$61,427,431

Industrial Equipment — 3.8%
AI Alpine AT Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	6,125	$7,306,630
Alliance Laundry Systems, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		8,175	8,220,257
Altra Industrial Motion Corp.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		7,209	7,219,558
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		14,594	14,600,056
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,707	3,563,138
Clark Equipment Company
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,090	10,072,099
CPM Holdings, Inc.
Term Loan, 3.89%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		3,233	3,207,316
Delachaux Group S.A.
Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,948,020
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,635	3,183,891
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,587	7,959,773
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,357	8,380,530
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027		4,300	4,310,750
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		10,760	10,894,756
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		9,296	9,305,452
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		2,543	2,552,612
EWT Holdings III Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024		20,082	20,161,095
Filtration Group Corporation
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		6,417	6,373,053
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,995	3,637,808
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		2,519	2,537,578
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,314	11,265,037

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Holdings US Acquisition Co.
Term Loan, Maturing September 30, 2026(12)		7,925	$7,944,812
LTI Holdings, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,767	5,638,208
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,074	2,059,493
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,885	2,296,994
Quimper AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	17,725	21,628,471
Robertshaw US Holding Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		17,296	16,647,464
Titan Acquisition Limited
Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		20,834	20,417,359
Welbilt, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,000	957,500
Zephyr German BidCo GmbH
Term Loan, Maturing January 21, 2028(12)	EUR	4,275	5,229,537

			$232,519,247

Insurance — 2.6%
Alliant Holdings Intermediate, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		938	$935,753
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,851	4,836,722
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,541	25,648,917
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,708	1,700,813
Asurion, LLC
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		17,369	17,344,815
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,194	2,188,658
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2026		3,500	3,488,699
Term Loan, Maturing July 31, 2027(12)		11,900	11,781,000
Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		27,783	27,886,760
Term Loan - Second Lien, Maturing January 29, 2028(12)		14,540	14,540,000
Financiere CEP S.A.S.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 3, 2027	EUR	3,725	4,545,194
Hub International Limited
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing April 25, 2025(11)		15,451	15,352,319
NFP Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		25,922	25,805,544
USI, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,985	1,990,669

			$158,045,863

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 3.7%
AMC Entertainment Holdings, Inc.
Term Loan, 3.23%, (3 mo. USD LIBOR +3.00%), Maturing April 22, 2026		7,763	$6,499,492
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	14,200,236
Bombardier Recreational Products, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,008	42,873,282
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		5,348	5,468,458
ClubCorp Holdings, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		17,930	16,697,636
Crown Finance US, Inc.
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, Maturing May 23, 2024		5,432	6,733,440
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	4,038	3,846,300
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025		10,317	8,185,961
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		6,956	6,943,260
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	7,950	9,092,975
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		478	449,524
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,913	1,798,094
Live Nation Entertainment, Inc.
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		15,911	15,529,959
Match Group, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		6,450	6,417,750
Playtika Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		28,690	28,892,379
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,000	4,898,211
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(11)		13,271	13,287,332
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		2,097	2,052,941
Travel Leaders Group, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		15,270	13,790,778
UFC Holdings, LLC
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing April 29, 2026		16,381	16,411,590
Vue International Bidco PLC
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	3,878	4,023,485
WMG Acquisition Corp.
Term Loan, 2.25%, (1 mo. USD LIBOR + 2.13%), Maturing January 20, 2028		500	502,277

			$228,595,360

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 2.2%
Aristocrat Technologies, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,450,746
Azelis Finance S.A.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing November 10, 2025	EUR	2,600	3,139,453
Boyd Gaming Corporation
Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,055	2,051,036
Churchill Downs Incorporated
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,395	3,374,841
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,981	2,953,965
ESH Hospitality, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,503	7,472,246
Four Seasons Hotels Limited
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,630	4,635,424
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		23,196	22,790,176
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	2,137,500
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		10,051	10,078,008
GVC Holdings PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	25,795,813
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,662	12,255,452
Sportradar Capital S.a.r.l.
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing October 27, 2027	EUR	3,550	4,333,230
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	5,206	6,353,361
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		17,806	17,888,427

			$132,709,678

Nonferrous Metals/Minerals — 0.5%
American Consolidated Natural Resources, Inc.
Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, Maturing September 16, 2025		5,716	$5,515,736
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(13)		663	533,415
Oxbow Carbon, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		3,678	3,692,232
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	18,550,868

			$28,292,251

Oil and Gas — 2.6%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		21,867	$17,493,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Apergy Corporation
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	328	$329,917
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing June 3, 2027	1,658	1,690,650
Blackstone CQP Holdco L.P.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	11,286	11,304,033
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	13,497	13,530,498
Centurion Pipeline Company, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	1,650	1,650,000
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,161	3,156,549
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	2,543	2,387,065
CITGO Petroleum Corporation
Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024	22,258	22,192,947
Delek US Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	3,408	3,345,080
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	4,541	4,535,012
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(10)	3,000	3,074,801
Term Loan, 0.00%, Maturing April 11, 2022(14)	20,306	5,025,637
Lealand Finance Company B.V.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	227	186,905
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), 1.12% cash, 3.00 PIK, Maturing June 30, 2025	2,316	1,557,560
Matador Bidco S.a.r.l.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	18,801	18,835,814
McDermott Technology Americas, Inc.
Term Loan, 3.38%, (3 mo. USD LIBOR + 4.75%), Maturing June 28, 2024(10)	9,039	8,271,023
Prairie ECI Acquiror L.P.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	14,882	14,682,420
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	7,872	7,731,043
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	6,070	4,127,971
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	2,119	1,896,947
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	2,196	1,614,329
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	2,537	1,091,091
UGI Energy Services, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	10,121	10,177,805

		$159,888,603

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 0.8%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027		3,616	$3,634,017
Ascend Learning, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024		2,743	2,768,842
Axel Springer S.E.
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	2,392,209
Getty Images, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,609	11,589,489
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	3,778	4,578,790
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(14)		7,128	646,004
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025		6,451	6,513,750
ProQuest, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		15,977	16,023,308
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023		2,068	1,962,271

			$50,108,680

Radio and Television — 2.0%
Diamond Sports Group, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		28,792	$24,808,740
Entercom Media Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		1,681	1,660,296
Entravision Communications Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		7,317	7,244,263
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025		7,787	7,655,454
iHeartCommunications, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026		2,640	2,616,448
Nexstar Broadcasting, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024		16,620	16,615,397
Term Loan, 2.89%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026		4,508	4,520,879
Sinclair Television Group, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024		11,819	11,780,637
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		6,345	6,342,708
Terrier Media Buyer, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026		19,150	19,195,870
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		17,952	17,927,415

			$120,368,107

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 1.4%
Apro, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	4,367	$4,394,413
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(14)	10,954	2,300,337
Bass Pro Group, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	13,776	13,815,069
BJ’s Wholesale Club, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	1,506	1,509,765
CNT Holdings I Corp.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	5,050	5,089,850
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	263	262,807
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	3,610	3,484,640
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	4,188	3,636,356
Go Wireless, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,378	2,388,897
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	10,349	10,376,788
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	7,014	6,733,260
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,408	11,448,852
Murphy USA, Inc.
Term Loan, Maturing January 31, 2028(12)	2,450	2,462,250
PetSmart, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	13,495	13,503,310
Phillips Feed Service, Inc.
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing November 13, 2024(3)	484	387,172
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(3)(14)	3,029	1,504,621

		$83,298,387

Steel — 0.7%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	9,871	$9,904,255
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	4,319	4,335,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neenah Foundry Company
Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022		7,025	$6,146,805
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		2,654	2,650,874
TMS International Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 14, 2024(11)		1,800	1,800,000
Zekelman Industries, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027		19,852	19,870,961

			$44,708,270

Surface Transport — 0.4%
Avis Budget Car Rental, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 6, 2027		2,494	$2,444,218
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		3,538	3,510,542
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		14,717	14,603,836
XPO Logistics, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		4,275	4,281,677

			$24,840,273

Telecommunications — 4.4%
Ciena Corporation
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		1,913	$1,917,438
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		16,194	15,627,430
Digicel International Finance Limited
Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,316	13,397,323
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	18,637	22,437,481
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing March 31, 2021		3,424	3,372,878
Term Loan, 0.00%, Maturing January 6, 2023(14)		21,633	15,467,333
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(11)		9,286	9,494,985
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		15,550	15,796,856
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		15,794	16,070,451
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		11,591	9,211,660
Level 3 Financing, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,093,112
Lumen Technologies, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		48,422	48,334,901
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,537	12,405,969

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SBA Senior Finance II, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,496	$15,450,675
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		11,087	10,158,006
Telesat Canada
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		5,971	5,959,771
Zayo Group Holdings, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,821	4,635,191
Ziggo Financing Partnership
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		47,575	47,426,328

			$268,257,788

Utilities — 0.3%
Brookfield WEC Holdings, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing August 1, 2025		5,237	$5,239,384
Calpine Corporation
Term Loan, Maturing April 5, 2026(12)		4,500	4,498,241
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027		10,871	10,891,741
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)		595	475,875

			$21,105,241

Total Senior Floating-Rate Loans (identified cost $5,459,584,818)			$5,401,579,807

Warrants — 0.0%(7)

Security	Shares		Value
Health Care — 0.0%(7)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(5)(6)		246	$75,719
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(5)(6)		1,858	571,892
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(5)(6)		117,852	0

			$647,611

Leisure Goods/Activities/Movies — 0.0%(7)
Cineworld Group, Exp. 11/23/25(5)(6)		1,791,400	$873,552

			$873,552

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(5)(6)		51,888	$0

			$0

Total Warrants (identified cost $0)			$1,521,163

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(5)(6)	42,177	$12,653
Paragon Offshore Finance Company, Class B(5)(6)	21,089	258,341

Total Miscellaneous (identified cost $458,685)		$270,994

Short-Term Investments — 6.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(15)	395,315,710	$395,315,710

Total Short-Term Investments (identified cost $395,315,710)		$395,315,710

Total Investments — 105.2% (identified cost $6,514,341,659)		$6,445,007,297

Less Unfunded Loan Commitments — (0.3)%		$(19,096,959)

Net Investments — 104.9% (identified cost $6,495,244,700)		$6,425,910,338

Other Assets, Less Liabilities — (4.9)%		$(298,454,192)

Net Assets — 100.0%		$6,127,456,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $492,629,603 or 8.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated company.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	When-issued security.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2021, the total value of unfunded loan commitments is $18,374,718.

(11)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	147,855,762	EUR	120,762,020	Standard Chartered Bank	2/2/21	$1,305,070	$—
USD	142,668,692	EUR	119,844,841	HSBC Bank USA, N.A.	2/26/21	—	(2,844,855)
USD	4,276,306	EUR	3,514,500	State Street Bank and Trust Company	2/26/21	9,060	—
USD	1,703,082	GBP	1,248,866	JPMorgan Chase Bank, N.A.	2/26/21	—	(8,253)
USD	36,353,384	GBP	27,208,142	State Street Bank and Trust Company	2/26/21	—	(930,249)
USD	146,800,206	EUR	120,762,020	Standard Chartered Bank	3/2/21	160,151	—
USD	162,521,882	EUR	134,043,309	Goldman Sachs International	3/31/21	—	(354,332)

						$1,474,281	$(4,137,689)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind
Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2021, the value of the Portfolio’s investment in affiliated companies and funds was $427,635,993, which represents 7.0% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$32,365,745	$—	$—	$—	$(45,462)	$32,320,283	$—	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	183,387,147	477,973,051	(266,044,488)	—	—	395,315,710	59,004	395,315,710

Totals				$—	$(45,462)	$427,635,993	$59,004

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$260,356,227	$—	$260,356,227
Common Stocks	20,583,218	42,585,078	44,209,224	107,377,520
Convertible Preferred Stocks	—	2,093,278	—	2,093,278
Corporate Bonds & Notes	—	240,971,249	—	240,971,249
Exchange-Traded Funds	33,277,500	—	—	33,277,500
Preferred Stocks	—	821,867	1,421,982	2,243,849
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,360,712,539	21,770,309	5,382,482,848
Warrants	—	873,552	647,611	1,521,163
Miscellaneous	—	270,994	—	270,994
Short-Term Investments	—	395,315,710	—	395,315,710
Total Investments	$53,860,718	$6,304,000,494	$68,049,126	$6,425,910,338
Forward Foreign Currency Exchange Contracts	$—	$1,474,281	$—	$1,474,281
Total	$53,860,718	$6,305,474,775	$68,049,126	$6,427,384,619

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,137,689)	$—	$(4,137,689)
Total	$—	$(4,137,689)	$—	$(4,137,689)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.